UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02340

MONTGOMERY STREET INCOME SECURITIES, INC.
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Stacey E. Hong, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Date of fiscal year end:

DECEMBER 31

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD

No proxies were received or voted for Montgomery Street Income Securities, Inc. from July 1, 2015 through June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:          /s/ Stacey E. Hong_____________
Stacey E. Hong, President and Principal Executive Officer

Date:      July 5, 2016_____________